PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2019	2020	2021
Balance at beginning of year	$435	$44	$130
Addition	205	340	98
Amortization and usage	(511)	(254)	(193)
Impairment charges	(85)	—	—
Balance at end of year	$44	$130	$35